Financing Receivables - Schedule of Aging of Loans (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Aging of Loans [Line Items]
Financing receivable	¥ 1,272,504	¥ 136,700
Current [Member]
Schedule of Aging of Loans [Line Items]
Financing receivable	996,361	15,264
1-90 days past due [Member]
Schedule of Aging of Loans [Line Items]
Financing receivable	89,389	9,271
91 to 270 days past due [Member]
Schedule of Aging of Loans [Line Items]
Financing receivable	75,780	26,167
271 to 360 days past due [Member]
Schedule of Aging of Loans [Line Items]
Financing receivable	18,667	4,782
over 360 days past due [Member]
Schedule of Aging of Loans [Line Items]
Financing receivable	¥ 92,307	¥ 81,216